Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Financial assets (CHF million)
Loans	246,186	248,995	242,223	239,164
Financial liabilities (CHF million)
Short-term borrowings	20,976	24,657	18,641	19,184
Long-term debt	133,505	143,094	148,134	154,838
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,432		69,791
Loans	222,575		218,281
Other financial assets	152,471		132,147
Financial liabilities (CHF million)
Due to banks and deposits	352,326		331,270
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630		23,937
Short-term borrowings	15,357		14,128
Long-term debt	69,563		82,750
Other financial liabilities	117,769		89,361
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other financial assets	58,890		63,900
Financial liabilities (CHF million)
Due to banks and deposits	207,672		200,838
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other financial liabilities	0		0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	72,911		69,764
Loans	221,822		221,030
Other financial assets	92,207		66,798
Financial liabilities (CHF million)
Due to banks and deposits	144,555		130,313
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630		23,939
Short-term borrowings	15,363		14,131
Long-term debt	65,972		79,846
Other financial liabilities	116,533		88,121
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	521		27
Loans	4,454		4,482
Other financial assets	1,806		1,772
Financial liabilities (CHF million)
Due to banks and deposits	10		9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	4,364		4,546
Other financial liabilities	1,151		1,171
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,432		69,791
Loans	226,276		225,512
Other financial assets	152,903		132,470
Financial liabilities (CHF million)
Due to banks and deposits	352,237		331,160
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630		23,939
Short-term borrowings	15,363		14,131
Long-term debt	70,336		84,392
Other financial liabilities	117,684		89,292